Note 5 - Intangible Assets (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Amortization of Intangible Assets, Total	$ 38,598	$ 34,768	$ 25,704
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	40,000
Finite-Lived Intangible Assets, Gross, Total	645,701	596,457
Finite-Lived Intangible Assets, Accumulated Amortization	135,393	$ 96,795
Finite-Lived Intangible Assets, Amortization Expense, Year Two	40,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	40,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	40,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 40,000